Leasing Arrangements (Narrative) (Details)	12 Months Ended
Dec. 31, 2014 agreement
Leasing Arrangements [Abstract]
Lease term	20 years
Lease expiratin date	Jun. 01, 2016
Number of successive periods with option to renew lease	2
Lease renewal term	5 years